SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 9          -            SHAREHOLDERS’ EQUITY

A.	Rights of Shares:

Holders of ordinary shares are entitled to participate equally in the payment of cash dividends and bonus shares (stock dividends) and, in the event of the liquidation of the Company, in the distribution of assets after satisfaction of liabilities to creditors. Each ordinary share is entitled to one vote on all matters to be voted on by shareholders.

B.	Share Repurchase:

On March 24, 2014, the Company announced a $12 million share repurchase program, which was executed in 2014, 2015 and 2016.

Through December 31, 2016, the Company repurchased 1,084,778 ordinary shares for an aggregate amount of $11,965.

The Company has completed the program in May 2016.

C.	Equity Based Incentive Plans:

The Company’s Board of directors approves, from time to time, equity based incentive plans, the last of which was approved in August 2017. Equity based incentive plans include stock options, restricted stock units and restricted stock awards to employees, officers and directors.

Stock Options

The following table summarizes the effects of stock-based compensation resulting from the application of ASC 718 included in the Statements of Operations as follows:

	Year ended December 31,
	2 0 1 7	2 0 1 6	2 0 1 5

Cost of Revenues:
Service	370	342	373
Product	269	218	203
Research and Development expenses	1,055	983	1,085
Sales and Marketing expenses	621	884	744
General and Administration expenses	464	308	269
Total	$2,779	$2,735	$2,674

Stock options vest over four years and their term may not exceed 10 years. During the period commencing January 1, 2016 and ending July 31, 2017, the exercise price of each option was the average market price of the underlying share during the period of 30 trade days preceding the date of each grant. Commencing August 1, 2017, the exercise price is the market price.

Through December 31, 2017, 12,086,094 share options have been issued under the plans, of which 5,836,430 options have been exercised, 4,832,473 options have been cancelled, and 540,978 options were exercisable as of December 31, 2017.

The weighted average fair value (in dollars) of the options granted during 2017, 2016 and 2015, according to Black-Scholes option-pricing model, amounted to $6.64, $2.89 and $3.76 per option, respectively. Fair value was determined on the basis of the price of the Company’s share.

Summary of the status of the Company’s share option plans as of December 31, 2017, 2016 and 2015, as well as changes during each of the years then ended, is presented below:

	2 0 1 7		2 0 1 6		2 0 1 5
	Share	Weighted Average Exercise	Share	Weighted Average Exercise	Share	Weighted Average Exercise
	Options	Price	Options	Price	Options	Price
Outstanding - beginning of year	1,778,865	10.52	1,757,170	9.95	1,534,642	8.90
Granted	290,597	25.90	434,571	11.36	625,959	11.67
Exercised	458,801	9.14	268,022	8.15	287,928	8.06
Expired and forfeited	193,470	11.18	144,854	8.58	115,503	10.01
Outstanding - year end	1,417,191	14.02	1,778,865	10.52	1,757,170	9.95

Vested and expected to vest at year-end	1,417,191	14.02	1,778,865	10.52	1,757,170	9.95
Options exercisable at year-end	540,978	10.65	746,732	9.51	689,369	8.66

The aggregate intrinsic value represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fiscal year and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on the last trading day of the fiscal year. This amount changes based on the fair market value of the Company's shares.

The total intrinsic value of options outstanding as of December 31, 2017 and 2016 was $4,699 and $4,703, respectively. The total intrinsic value of options exercisable as of December 31, 2017 and 2016 was $ 8,254 and $2,699, respectively. The total intrinsic value of options exercised during the years 2017, 2016 and 2015 was $5,170, $1,342 and $505, respectively.

The following table summarizes information about share options outstanding as of December 31, 2017:

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
(US dollars)		(in years)	(US dollars)		(US dollars)
0.93-3.00	7,840	1.03	1.21	7,868	1.20
3.01-7.00	15,500	1.89	5.07	15,500	5.07
7.01-8.00	25,999	1.57	7.82	25,999	7.82
8.01-9.00	75,686	2.63	8.75	75,686	8.75
9.01-10.00	22,489	2.26	9.06	21,738	9.04
10.01-20.00	994,083	4.66	11.49	385,327	11.40
20.01-31.26	275,594	6.62	26.45	8,860	25.04
	1,417,191			540,978

Unrecognized Compensation Expense

As of December 31, 2017, there was $2,179 of total unrecognized compensation cost related to non-vested employee options and $3,397 of total unrecognized compensation cost related to non-vested employee RSUs. These costs are generally expected to be recognized over a period of four years.

Restricted Share Units

Restricted Share Units (“RSU”) grants are rights to receive shares of the Company's common stock on a one-for-one basis and vest 25% on each of the first, second, third and fourth anniversaries of the grant date and are not entitled to dividends or voting rights, if any, until they are vested.

The fair value of the such RSU grants is being recognized on a straight-line basis over vesting period. Performance based RSU grants vest over a period of 3 years and are subject to certain performance criteria; accordingly, compensation expense is recognized for such awards when it becomes probable that the related performance condition will be satisfied.

As of December 31, 2017, 887,083 RSU’s had been issued, 536,158 RSU’s had been vested, 58,450 had been cancelled. As of December 31, 2016, 762,237 RSU’s had been issued, 447,095 RSU’s had been vested, 36,822 had been cancelled.  As of December 31, 2015, 644,094 RSU’s had been issued, 376,623 RSU’s had been vested, 14,682 had been cancelled.

The number of RSU’s issued in 2017, 2016 and 2015 was 124,846, 118,143 and 192,447, respectively. The weighted average fair values at grant date of RSU’s granted for the years ended December 31, 2017, 2016 and 2015 were $26.10, $11.53 and $11.51, respectively. The total intrinsic value of RSU’s vested during the years 2017, 2016 and 2015 was $989, $927 and $322, respectively.